Supplemental Cash Flow Information (Tables)	3 Months Ended
Jun. 30, 2025
Supplemental Cash Flow Elements [Abstract]
Schedule of cash flow supplemental disclosures [Table Text Block]
	Three-months ended
	June 30, 2025	June 30, 2024

Non-cash transactions:
Recognition of ROU assets and lease liabilities	$286	$204
Reclassification of warrant liability from equity	$-	$5,112
Reclassification of derivative liability to equity	$-	$(120)

Interest paid	$232	$661
Income taxes paid	$187	$-